Inventory (Tables)	12 Months Ended
Oct. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventory net comprised
	October 31, 2022	October 31, 2021
Finished goods	628,187	266,106
Total, net	628,187	266,106